SCHEDULE OF PAYMENTS OF LEASEBACK (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
2024	$ 263,776	$ 315,139
Thereafter	851,430
Total payments of leaseback and vehicle mortgage loan	$ 1,115,206	510,358
2025		$ 195,219